Segment Information (Entity-wide information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 74,623,575	¥ 100,269,667	¥ 107,688,907
Single customer [member]
Disclosure of operating segments [line items]
Revenue derived from a single customer	¥ 38,651,385	¥ 42,657,975	¥ 42,492,816